STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Total	Limited Partner [Member]	General Partner [Member]	Series Forty Seven [Member]	Series Forty Seven [Member] Limited Partner [Member]	Series Forty Seven [Member] General Partner [Member]	Series Forty Eight [Member]	Series Forty Eight [Member] Limited Partner [Member]	Series Forty Eight [Member] General Partner [Member]	Series Forty Nine [Member]	Series Forty Nine [Member] Limited Partner [Member]	Series Forty Nine [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2015	$ 4,867,120	$ 5,116,155	$ (249,035)	$ (1,080,591)	$ (1,001,181)	$ (79,410)	$ 59,091	$ 109,705	$ (50,614)	$ 5,888,620	$ 6,007,631	$ (119,011)
Net loss	(8,133,145)	(8,112,813)	(20,332)	(1,676,942)	(1,672,750)	(4,192)	(1,598,809)	(1,594,812)	(3,997)	(4,857,394)	(4,845,251)	(12,143)
Partners' capital (deficit) at Mar. 31, 2016	(3,266,025)	(2,996,658)	(269,367)	(2,757,533)	(2,673,931)	(83,602)	(1,539,718)	(1,485,107)	(54,611)	1,031,226	1,162,380	(131,154)
Net loss	(2,859,831)	(2,852,681)	(7,150)	(231,675)	(231,096)	(579)	(100,620)	(100,368)	(252)	(2,527,536)	(2,521,217)	(6,319)
Partners' capital (deficit) at Mar. 31, 2017	$ (6,125,856)	$ (5,849,339)	$ (276,517)	$ (2,989,208)	$ (2,905,027)	$ (84,181)	$ (1,640,338)	$ (1,585,475)	$ (54,863)	$ (1,496,310)	$ (1,358,837)	$ (137,473)